Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2023
Notes Hedge Accounting Tables [Line Items]
Disclosure Of Detailed Information About Hedging Instruments Explanatory

All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.23
USD m
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 114,618 0 0 2,203 (2,195) 8
Cash flow hedges 83,333 3 0 (35) 57 22
Foreign exchange risk
Fair value hedges
2
33,877 468 291 132 (151) (19)
Hedges of net investments in foreign operations 13,260 3 455 (910) 912 3
As of or for the year ended
31.12.22
USD m
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 92,415 0 0 (5,195) 5,169 (27)
Cash flow hedges 75,304 2 5 (5,813) 5,760 (53)
Foreign exchange risk
Fair value hedges
2
20,566 845 3 (1,088) 1,105 18
Hedges of net investments in foreign operations 13,844 7 528 318 (319) (1)
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The

foreign currency basis

spread of cross-currency

swaps designated as

hedging derivatives

is excluded from

the hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Disclosure of fair value hedge accounting [text block]

Fair value hedges: designated hedged items

recognized on balance sheet
1
USD m 31.12.23 31.12.22
Interest rate
risk FX risk
Interest rate
risk FX risk
Loans and advances to customers
Carrying amount of designated loans 15,296 14,270
of which: accumulated amount of fair value hedge adjustment (508) (1,249)
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the
portion of the portfolio that ceased to be part of hedge

accounting
(179) (51)
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 6,333 4,577

of which: accumulated amount of fair value hedge adjustment
(109) (180)
Customer deposits
Carrying amount of Customer deposits 8,972

of which: accumulated amount of fair value hedge adjustment
50
Funding from UBS Group AG
Carrying amount of designated debt instruments 63,760 17,693 57,250
14,828

of which: accumulated amount of fair value hedge adjustment
(3,174) (5,055)
Debt issued measured at amortized cost
Carrying amount of designated debt issued 15,243 4,636 11,279
5,737

of which: accumulated amount of fair value hedge adjustment
(412) (1,002)
1 In addition, as of 31 December

2023 UBS AG designated in

fair value hedges of FX

risk USD
12
bn of intragroup debt instruments

which are not recognized on consolidated

balance sheet but FX gains and

losses
on these instruments impact consolidated profit or loss. No such designations were in place as of 31 December 2022.

Disclosure of fair value hedge accounting related to debt issued and debt securities [text block]

Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument
31.12.23
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 1 6 12 62 35 115
Cross-currency swaps 1 2 2 22 7 34
31.12.22
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 4 10 53 26 92
Cross-currency swaps 0 1 2 12 5 21

Disclosure of cash flow hedge accounting [text block]

Cash flow hedge reserve on a pre-tax basis
USD m
31.12.23 31.12.22
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(2,349) (4,692)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(1,331) (540)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis (3,680) (5,232)

Disclosure of foreign currecny translation hedge accounting [text block]

Foreign currency translation reserve on a pre-tax basis
USD m
31.12.23 31.12.22
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(690) 250
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis (424) 515

Disclosure Hedge Accounting Referencing LIBOR Explanatory

Hedging instruments referencing LIBOR
31.12.22
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 20,383 0 0
Cash flow hedges 2,179 0 0